Ordinary shares (Details)					1 Months Ended							6 Months Ended		12 Months Ended
	Jun. 10, 2020 $ / shares shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016 $ / shares shares	May 19, 2019 USD ($) $ / shares shares	Aug. 28, 2018 shares	Mar. 22, 2018 shares	Jun. 19, 2017 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) shares	Nov. 25, 2015 USD ($) shares	Jan. 18, 2015 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 shares
Ordinary shares (Details) [Line Items]
Ordinary shares, authorized amount (in Dollars) | $					$ 50,000							$ 50,000
Common stock, shares authorized					50,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares					$ 0.001
Common stock, shares, outstanding																228,749,678		232,451,900
Ordinary shares, vested												1,699,280
Ordinary shares repurchased								8,630,140
Ordinary shares repurchased price per share (in Dollars per share) | $ / shares								$ 0.96
Ordinary shares repurchased, amount (in Dollars) | $								$ 8,297,880
Reduction of additional paid in capital for cancellation of repurchased ordinary shares (in Dollars) | $								$ 8,298,236
Cumulative revenue (in Yuan Renminbi) | ¥																	¥ 500
Number of shares issued upon conversion						35,004,220
Number of shares issued upon conversion												122,072,980
Common stock, shares authorized												1,000,000,000
Ordinary shares issued and sold price per ADS (in Dollars per share) | $ / shares												$ 0.00005
Shares were issued upon exercise of outstanding stock options													1,735,060
Shares were issued upon vesting of restricted share												1,699,270
2018 Stock Option Scheme [Member]
Ordinary shares (Details) [Line Items]
Conversion of shares, basis																55,980,360
Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares, authorized amount (in Dollars) | $												$ 100,000
Common stock, shares authorized												2,000,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005
Preferred shares, per value (in Dollars per share) | $ / shares					0.00005
Treasury Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued							31,665,280	4,315,080		20,000,000
IPO [Member]
Ordinary shares (Details) [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005
Series A Preferred Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares transferred				4,000,000
Ordinary shares transferred fair value per share (in Dollars per share) | $ / shares				$ 0.88
Class A Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares authorized												1,700,000,000		1,700,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005		$ 0.00005
Common stock, shares, outstanding												167,674,670		164,975,400
Number of votes per ordinary share												1
Shares were issued upon exercise of outstanding stock options														1,919,760	576,720
Shares were issued upon vesting of restricted share														3,000,000
Ordinary Shares were issued for convertible debenture												1,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	159,478,920
Ordinary shares issued	20,100,000
Ordinary shares converted into Class A ordinary share	110,378,920
Ordinary shares issued and sold price per ADS (in Dollars per share) | $ / shares	$ 18
Preferred shares converted into ordinary shares	29,000,000
Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares authorized												200,000,000		200,000,000
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005		$ 0.00005
Common stock, shares, outstanding												122,072,980		122,072,980
Number of votes per ordinary share												15
Class B Ordinary Shares [Member] | IPO [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	122,072,980
ADS [Member] | IPO [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued	2,010,000
Chaohui Chen [Member] | Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	61,346,560
Zhiping Peng [Member] | Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Common stock, shares, outstanding	60,726,420
Restricted Shares [Member]
Ordinary shares (Details) [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares												$ 0.00005
Common stock, shares, outstanding																162,897,778		162,897,778
Vesting period									4 years		5 years
Ordinary shares, vested																44,426,667	44,426,667
Board of Directors Chairman [Member]
Ordinary shares (Details) [Line Items]
Common Stock, par or stated value per Share (in Dollars per share) | $ / shares					$ 0.00005
Shares subdivided, number of shares					20
Series A Share Purchase Agreement [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued											8,400,000
Ordinary shares issued, total consideration (in Dollars) | $											$ 4,056,206
Series A Share Purchase Agreement [Member] | Series A Preferred Stock [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued											25,000,000
Ordinary shares issued, total consideration (in Dollars) | $											$ 9,788,652
A-1 SPA [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued										26,575,220
Ordinary shares issued, total consideration (in Dollars) | $										$ 21,555,470
Ordinary shares redemption price compounded annual interest rate			10.00%
A-2 SPA [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares issued									8,502,600
Ordinary shares issued, total consideration (in Dollars) | $									$ 10,000,000
Ordinary shares redemption price compounded annual interest rate		12.00%